Net Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues by contract type and the timing of revenue recognition
	Timing of Revenue Recognition	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)		2021	2020	2021	2020
Revenues by Contract Type
Time and materials	overtime	$33,858	$34,730	$96,650	$112,786
Fixed price	overtime	6,562	5,384	19,923	16,727
Total		$40,420	$40,114	$116,573	$129,513

(in thousands USD)	Timing of Revenue Recognition	Year ended December 31,
		2020	2019	2018
Time and materials	over time	$144,658	$151,980	$87,270
Fixed price	over time	19,329	21,715	23,257
Total		$163,987	$173,695	$110,527

Schedule of our liabilities related to contracts with customers and related timing of revenue recognition
	December 31,
(in thousands USD)	2020	2019
Deferred revenues	$2,143	$3,246
Revenue recognized, that was deferred in the previous year	$1,649	$2,131